Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Equity Investments in Subsidiaries (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Agri Tech Investments Argentina S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	199,937	199,937
Equity Investment %	100.00%	100.00%
Agri Tech Investments LLC
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1,180,032,017	199,997,240
Equity Investment %	100.00%	100.00%
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	668,549,353	668,549,353
Equity Investment %	100.00%	100.00%
Cobranzas Regionales S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	0	3,910,000
Equity Investment %	0.00%	100.00%
Galicia Asset Management S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	20,000	20,000
Equity Investment %	100.00%	100.00%
Galicia Broker Asesores de Seguros S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	71,310	71,308
Equity Investment %	99.99%	99.99%
Galicia Capital US LLC
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1,000	0
Equity Investment %	100.00%	0.00%
Galicia Holdings US Inc.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1,000	0
Equity Investment %	100.00%	0.00%
Galicia Investments LLC
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	10,237,394	0
Equity Investment %	100.00%	0.00%
Galicia Retiro Compañía de Seguros S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	27,727,278	27,727,278
Equity Investment %	100.00%	100.00%
Galicia Securities S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	95,392,000	95,392,000
Equity Investment %	100.00%	100.00%
Galicia Seguros S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	18,308,870	18,308,870
Equity Investment %	100.00%	100.00%
Galicia Ventures LP
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	350,371,489	0
Equity Investment %	100.00%	0.00%
Galicia Warrants S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1,000,000	1,000,000
Equity Investment %	100.00%	100.00%
Nera Uruguay SA
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	40	0
Equity Investment %	100.00%	0.00%
IGAM LLC
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	4,750,561,179	3,503,311,179
Equity Investment %	100.00%	100.00%
INVIU S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	809,611,333	2,469,146
Equity Investment %	100.00%	100.00%
INVIU Capital Markets Limited
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1	0
Equity Investment %	100.00%	0.00%
INVIU Technology Limited
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1	0
Equity Investment %	100.00%	0.00%
INVIU Uruguay Agente de Valores S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	40,000,000	40,000,000
Equity Investment %	100.00%	100.00%
Naranja Digital Compañía Financiera S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1,712,567,500	1,712,567,500
Equity Investment %	100.00%	100.00%
Sudamericana Holding S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	32,717,429	185,653
Equity Investment %	100.00%	100.00%
Sudamericana Seguros Galicia S.A. (formerly Seguros SURA S.A.)
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	4,512,697,946	0
Equity Investment %	99.43%	0.00%
Tarjeta Naranja S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	2,896	2,824
Equity Investment %	100.00%	100.00%
Tarjetas Regionales S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1,756,704,458	1,756,704,458
Equity Investment %	100.00%	100.00%
Well Assistance S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	100,000	100,000
Equity Investment %	100.00%	100.00%